[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08455
Morgan Stanley Global Advantage Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2005

Date of reporting period:	August 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Advantage Fund

Portfolio of Investments August 31, 2004 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.8%)

	Canada (1.2%)
	Other Metals/Minerals
133,191	Inco Ltd.*	$4,564,867

	Finland (0.3%)
	Telecommunication Equipment
99,954	Nokia Oyj	1,170,696

	France (4.4%)
	Electrical Products
51,633	Schneider Electric S.A.	3,234,310

	Integrated Oil
14,856	Total S.A.	2,895,758

	Major Banks
49,492	BNP Paribas S.A.	2,998,967

	Major Telecommunications
203,732	France Telecom S A*	4,819,489

	Semiconductors
144,667	STMicroelectronics NV	2,451,758

	Total France	16,400,282

	Germany (2.6%)
	Motor Vehicles
118,481	Volkswagen AG	4,552,549

	Multi-Line Insurance
56,014	Allianz AG (Registered Shares)*	5,400,524

	Total Germany	9,953,073

	Hong Kong (1.1%)
	Real Estate Development
433,000	Sun Hung Kai Properties Ltd.	4,024,473

	Italy (1.6%)
	Major Banks
261,998	Sanpaolo IMI S.p.A.	2,931,450
613,382	UniCredito Italiano SpA	2,942,363
		5,873,813

	Total Italy	5,873,813

	Japan (12.6%)
	Broadcasting
1,642	Fuji Television Network, Inc.	3,607,140

	Chemicals: Specialty
140,000	Shin-Etsu Chemical Co., Ltd.	4,895,194
871,000	Sumitomo Chemical Co., Ltd.	3,914,517
		8,809,711

	Electronic Equipment/Instruments
40,400	Canon, Inc.	1,930,325

	Electronics/Appliances
152,600	Sony Corp.	5,279,890

	Household/Personal Care
181,000	Kao Corp.	4,456,659

	Industrial Machinery
38,100	SMC Corporation	3,665,272

	Investment Banks/Brokers
314,000	Daiwa Securities Group Inc.	2,040,641

	Major Banks
661,000	Sumitomo Trust & Banking Co., Ltd. (The)	4,011,378

	Pharmaceuticals: Major
72,700	Takeda Pharmaceutical Co., Ltd.	3,287,304

	Real Estate Development
434,000	Mitsubishi Estate Co., Ltd.	4,890,197

	Wireless Telecommunications
3,074	NTT DoCoMo, Inc.	5,711,872

	Total Japan	47,690,389

	Netherlands (8.2%)
	Food Retail
676,039	Koninklijke Ahold NV*	4,164,772

	Food: Major Diversified
60,185	Unilever NV (Share Certificates)	3,606,607

	Food: Specialty/Candy
101,836	Royal Numico N.V.	3,203,781

	Industrial Conglomerates
184,362	Koninklijke (Royal) Philips Electronics NV	4,251,286

	Integrated Oil
186,576	Royal Dutch Petroleum Co.	9,417,900

	Publishing: Books/Magazines
378,651	Wolters Kluwer NV	6,242,043

	Total Netherlands	30,886,389

	Norway (1.4%)
	Major Telecommunications
730,397	Telenor ASA	5,281,818

	Spain (1.9%)
	Miscellaneous Commercial Services
591,434	Amadeus Global Travel Distribution S.A. (A Shares)	4,025,196

	Tobacco
99,038	Altadis, S.A.	3,086,817

	Total Spain	7,112,013

	Switzerland (3.8%)
	Financial Conglomerates
79,381	UBS AG (Registered Shares)	5,318,377

	Pharmaceuticals: Major
199,058	Novartis AG (Registered Shares)	9,197,321

	Total Switzerland	14,515,698

	Taiwan (1.1%)
	Semiconductors
544,930	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)*	4,114,222

	United Kingdom (11.2%)
	Cable/Satellite TV
649,309	British Sky Broadcasting Group PLC	5,593,483

	Hotels/Resorts/Cruiselines
64,629	Carnival PLC	3,107,537

	Industrial Conglomerates
184,345	Smiths Group PLC	2,305,652

	Investment Managers
661,032	Amvescap PLC	3,454,804

	Life/Health Insurance
672,990	Prudential PLC	5,324,467

	Major Banks
363,071	Barclays PLC	3,366,510
237,055	HSBC Holdings PLC	3,686,913
68,760	Royal Bank of Scotland Group PLC	1,917,031
		8,970,454

	Pharmaceuticals: Major
472,133	GlaxoSmithKline PLC	9,623,431

	Wireless Telecommunications
1,762,875	Vodafone Group PLC	4,011,030

	Total United Kingdom	42,390,858

	United States (48.4%)
	Air Freight/Couriers
67,290	FedEx Corp.	5,517,107

	Auto Parts: O.E.M.
239,607	TRW Automotive Holdings Corp.*	4,665,148

	Biotechnology
64,132	Amgen Inc.*	3,802,386
36,581	Martek Biosciences Corp.*	1,953,425
		5,755,811

	Cable/Satellite TV
582,398	Liberty Media Corp. (Class A)*	5,189,166

	Casino/Gaming
144,804	International Game Technology	4,177,595

	Computer Communications
321,817	Cisco Systems, Inc.*	6,037,287

	Department Stores
79,042	Kohl’s Corp.*	3,910,998

	Discount Stores
49,709	Target Corp.	2,216,027
68,946	Wal-Mart Stores, Inc.	3,631,386
		5,847,413

	Electric Utilities
171,437	Edison International	4,608,227

	Electronic Equipment/Instruments
361,395	Xerox Corp.*	4,853,535

	Electronic Production Equipment
274,652	Applied Materials, Inc.*	4,364,220

	Finance/Rental/Leasing
57,004	Fannie Mae	4,243,948

	Financial Conglomerates
246,117	Citigroup, Inc.	11,464,130
160,567	J.P. Morgan Chase & Co.	6,355,242
77,372	State Street Corp.	3,492,572
		21,311,944

	Industrial Machinery
100,171	Kennametal Inc.	4,095,992

	Information Technology Services
84,106	International Business Machines Corp.	7,122,937

	Insurance Brokers/Services
88,599	Willis Group Holdings Ltd.	3,098,307

	Internet Retail
120,400	InterActiveCorp.*	2,746,324

	Internet Software/Services
267,371	BEA Systems, Inc.*	1,764,649

	Investment Managers
113,779	Franklin Resources, Inc.	6,061,007

	Major Banks
171,762	Bank of America Corp.	7,725,855

	Managed Health Care
33,495	Aetna, Inc.	3,103,312
32,804	Anthem, Inc.*	2,664,997
		5,768,309

	Media Conglomerates
218,675	Viacom Inc. (Class B) (Non-Voting)	7,284,064

	Multi-Line Insurance
58,146	American International Group, Inc.	4,142,321

	Oil & Gas Pipelines
394,713	El Paso Corp.	3,228,752

	Packaged Software
74,396	Adobe Systems, Inc.	3,412,545
123,924	Intuit Inc.*	5,240,746
559,350	Oracle Corp.*	5,576,720
		14,230,011

	Pharmaceuticals: Major
207,316	Bristol-Myers Squibb Co.	4,919,609
63,725	Johnson & Johnson	3,702,423
292,113	Pfizer, Inc.	9,543,332
		18,165,364

	Precious Metals
100,243	Newmont Mining Corp.	4,449,787

	Semiconductors
116,881	Intel Corp.	2,488,396
58,542	Maxim Integrated Products, Inc.	2,542,479
291,593	Micron Technology, Inc.*	3,356,235
		8,387,110

	Tobacco
83,260	Altria Group, Inc.	4,075,577

	Total United States	182,828,765

	TOTAL COMMON STOCKS
	(Cost $379,989,364)	376,807,356

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (0.9%)
	REPURCHASE AGREEMENT
3,591,000	Joint repurchase agreement account 1.57% due 09/01/04 (dated 08/31/04; proceeds $3,591,157)		3,591,000
	(a) (Cost $3,591,000)

	TOTAL INVESTMENTS
	(Cost $383,580,364) (a) (b)	100.7	380,398,356
	OTHER ASSETS IN EXCESS OF LIABILITIES	(0.7)	(2,809,460)
	NET ASSETS	100.0%	$377,588,896

ADR	American Depository Receipt
*	Non-income producing security.
(a)	Securities have been designated as collateral in an amount equal to $ 17,556,644 in connection with open forward foreign currency contracts.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 23,844,634  and the aggregate gross unrealized depreciation is $ 27,026,642, resulting in net unrealized depreciation of $ 3,182,008.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION/ DEPRECIATION

	$193,117	CHF	244,717	9/2/04	$13
EUR	15,856		$19,150	9/2/04	(155)
EUR	74,023		$90,092	9/2/04	(28)
	$158,386	EUR	130,091	9/2/04	(4)
	$28,022	GBP	15,641	9/2/04	161
	$98,060	JPY	10,768,935	9/2/04	521
NOK	106,802		$15,435	9/2/04	(74)
EUR	6,233,146	AUD	10,850,000	11/5/04	8,961
EUR	4,684,385	CAD	7,475,000	11/5/04	(8,589)
CHF	4,801,909	SEK	28,500,000	11/5/04	(1,939)
EUR	3,861,833		$4,675,000	11/5/04	(23,692)
JPY	853,990,800		$7,800,000	11/5/04	(39,093)
NOK	21,651,875		$3,125,000	11/5/04	(17,781)

	Net unrealized depreciation				$(81,699)

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.
SEK	Swedish Krona.
CHF	Swiss Franc.

Morgan Stanley Global Advantage Fund

Summary of Investments August 31, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Pharmaceuticals: Major	40,273,420	10.7%
Major Banks	29,580,466	7.8
Financial Conglomerates	26,630,320	7.1
Semiconductors	14,953,091	4.0
Packaged Software	14,230,010	3.8
Integrated Oil	12,313,657	3.3
Cable/Satellite TV	10,782,649	2.9
Major Telecommunications	10,101,308	2.7
Wireless Telecommunications	9,722,902	2.6
Multi-Line Insurance	9,542,845	2.5
Investment Managers	9,515,812	2.5
Real Estate Development	8,914,670	2.4
Chemicals: Specialty	8,809,712	2.3
Industrial Machinery	7,761,264	2.1
Media Conglomerates	7,284,064	1.9
Tobacco	7,162,393	1.9
Information Technology Services	7,122,937	1.9
Electronic Equipment/Instruments	6,783,860	1.8
Industrial Conglomerates	6,556,939	1.7
Publishing: Books/Magazines	6,242,043	1.7
Computer Communications	6,037,287	1.6
Discount Stores	5,847,413	1.5
Managed Health Care	5,768,309	1.5
Biotechnology	5,755,812	1.5
Air Freight/Couriers	5,517,107	1.5
Life/Health Insurance	5,324,467	1.4
Electronics/Appliances	5,279,890	1.4
Auto Parts: O.E.M.	4,665,148	1.2
Electric Utilities	4,608,226	1.2
Other Metals/Minerals	4,564,867	1.2
Motor Vehicles	4,552,549	1.2
Household/Personal Care	4,456,659	1.2
Precious Metals	4,449,787	1.2
Electronic Production Equipment	4,364,220	1.1
Finance/Rental/Leasing	4,243,948	1.1
Casino/Gaming	4,177,595	1.1
Food Retail	4,164,772	1.1
Miscellaneous Commercial Services	4,025,196	1.0
Department Stores	3,910,998	1.0
Broadcasting	3,607,140	1.0
Food: Major Diversified	3,606,607	1.0
Repurchase Agreement	3,591,000	0.9
Electrical Products	3,234,310	0.9
Oil & Gas Pipelines	3,228,752	0.9
Food: Specialty/Candy	3,203,781	0.8
Hotels/Resorts/Cruiselines	3,107,537	0.8
Insurance Brokers/Services	3,098,307	0.8
Internet Retail	2,746,324	0.7
Investment Banks/Brokers	2,040,641	0.5
Internet Software/Services	1,764,649	0.5
Telecommunication Equipment	1,170,696	0.3

	$380,398,356	100.7%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$376,807,356	99.8%
Short-Term Investments	3,591,000	0.9

	$380,398,356	100.7%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004